ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 96.2%
CHINA EQUITY LONG/SHORT ‒ 2.8%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	$3,769,703	$6,602,011	Monthly	30 Days [f]

CYCLICALS EQUITY LONG/SHORT ‒ 17.3%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	28,455	6,707	Quarterly	90 Days
Energy Dynamics Fund Limited Class D	4/1/2018	6,507,296	10,885,441	Monthly	90 Days [d]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	6,889,679	13,863,461	Quarterly	60 Days [e]
Incision Capital Master Fund L.P.	7/1/2025	5,000,000	4,818,288	Quarterly	45 Days
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,546,924	11,698,107	Quarterly	30 Days
		24,972,354	41,272,004
EUROPEAN EQUITY LONG/SHORT ‒ 7.2%
Lancaster European LS Equity, Ltd.[i]	2/1/2023	10,092,067	12,296,508	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	3,130,000	4,713,057	Monthly	30 Days [c]
		13,222,067	17,009,565
EVENT DRIVEN EQUITY LONG/SHORT ‒ 4.0%
Hunters Moon Eclipse Fund, Ltd.	2/1/2025	9,000,000	9,597,413	Monthly	30 Days [d]

FINANCIAL EQUITY LONG/SHORT ‒ 8.4%
Azora Offshore Fund, Ltd.	5/1/2018	7,122,458	12,045,956	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	7,904,798	Quarterly	60 Days
		13,822,458	19,950,754
GLOBAL EQUITY LONG/SHORT ‒ 5.4%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,208,656	12,911,388	Quarterly	60 Days [e]

HEALTH CARE EQUITY LONG/SHORT ‒ 14.9%
Averill Fund, Ltd.	11/1/2020	3,630,733	6,110,085	Quarterly	60 Days [e]
BCM Scout International, Ltd.	5/1/2022	9,000,000	11,037,026	Quarterly	45 Days [e]
Camber Capital Fund, L.P.	1/1/2016	3,270,728	5,225,568	Quarterly	90 Days [d]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	2,991,476	6,487,158	Quarterly	60 Days [e]
Seligman Healthcare Spectrum Fund LLC	5/1/2025	6,000,000	6,534,866	Monthly	30 Days
		24,892,937	35,394,703
LATIN AMERICA ‒ 5.2%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,405,231	12,415,987	Monthly	90 Days

TMT EQUITY LONG ‒ 5.8%
IPPE Liquid (Cayman), L.P.	10/1/2023	3,917,697	7,147,163	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023	3,935,109	6,692,935	Quarterly	60 Days
		7,852,806	13,840,098
TMT EQUITY LONG/SHORT ‒ 15.8%
Atreides Foundation Fund, Ltd.	12/1/2020	8,644,569	13,349,371	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund LLC	1/1/2016	5,018,019	12,968,659	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class Ai	8/1/2018	7,531,018	11,136,125	Quarterly	45 Days [g,h]
		21,193,606	37,454,155
U.S. SMALL CAP ‒ 9.4%
Kent Lake Partners, L.P.	9/1/2021	6,001,563	6,516,417	Quarterly	60 Days
Medina Value Partners I, L.P.	8/1/2020	7,337,474	12,120,378	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,774,409	Quarterly	45 Days
		16,339,037	22,411,204

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 96.2%		150,678,855	228,859,282

TOTAL INVESTMENTS ‒ 96.2%		150,678,855	228,859,282

Other Assets in Excess of Liabilities ‒ 3.8%			8,977,530
SHAREHOLDERS' CAPITAL ‒ 100.0%			$237,836,812

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.

The total cost and fair value of these restricted investments as of July 31, 2025 was $150,678,855 and $228,859,282, respectively.

[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.
[i]	Affiliated investments for which ownership exceeds 5% of the investment’s capital.